Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (20,701)	$ (13,901)	$ (34,971)	$ (27,710)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	54,602	(46,416)	67,795	(16,368)
Total realized and unrealized gains (losses) on non-designated derivative instruments	33,901	(60,317)	32,824	(44,078)
Interest rate swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(19,055)	(14,338)	(33,678)	(29,345)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	56,931	(41,842)	71,902	(17,079)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(1,646)	437	(1,293)	1,635
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (2,329)	$ (4,574)	$ (4,107)	$ 711